Schedule Fees and Reimbursable Expenses due to Advisor its Affiliates and Other Related Parties (Detail) (USD $)	12 Months Ended
	Dec. 31, 2012		Dec. 31, 2011		Dec. 31, 2010
Schedule of fees and reimbursable expenses due to advisor, its affiliates or other related parties
Reimbursable Offering Costs	$ 1,367,328		$ 1,387,900		$ 629,794
Operating and acquisition expenses	1,219,297		844,302		1,274,399
Reimbursable expenses	2,586,625		2,232,202		1,904,193
Investment services fees	1,994,830	[1]	708,447	[1]
Aggregate Expenses Incurred on Advisor	5,095,890		3,002,909		1,904,193
Reimbursable Expense
Schedule of fees and reimbursable expenses due to advisor, its affiliates or other related parties
Asset management fees	444,674	[1]	49,980	[1]
Property management fees	$ 69,761	[2]	$ 12,280	[2]

[1]	For the years ended December 31, 2012 and 2011, approximately $2.0 million and $0.4 million, respectively, of the investment services fees and approximately $0.2 million and $0.03 million respectively, of asset management fees incurred by the Company above were capitalized as part of the cost of development properties. In addition, for the years ended December 31, 2012 and 2011, approximately $0 million and $0.3 million, respectively, in investment services fees and approximately $0.1 million and $0.02 million, respectively, in asset management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.
[2]	For the years ended December 31, 2012 and 2011, approximately $0.07 million and $0.01 million, respectively, in property management fees relating to Gwinnett Center are included in loss from discontinued operations for the applicable period.